EQUITY	6 Months Ended
Jun. 30, 2019
Equity [abstract]
EQUITY

EQUITY
Common Equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018
Common shares	$4,482	$4,457
Contributed surplus	279	271
Retained earnings	14,870	14,244
Ownership changes	1,113	645
Accumulated other comprehensive income	5,915	6,030
Common equity	$26,659	$25,647

The company is authorized to issue an unlimited number of Class A shares and 85,120 Class B shares, together referred to as common shares. The company’s common shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of common stock, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
The holders of the company’s common shares received cash dividends during the second quarter of 2019 of $0.16 per share (2018 – $0.15 per share).
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT JUN. 30, 2019 AND DEC. 31, 2018	2019	2018
Class A shares[1]	955,780,076	955,057,721
Class B shares	85,120	85,120
Shares outstanding[1]	955,865,196	955,142,841
Unexercised options and other share-based plans[2]	47,354,351	42,086,712
Total diluted shares	1,003,219,547	997,229,553

1.	Net of 38,928,757 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2019 (December 31, 2018 – 37,538,531).

2.	Includes management share option plan and escrowed stock plan.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Outstanding, beginning of period[1]	955,311,717	956,988,539	955,142,841	958,773,120
Issued (repurchased)
Repurchases	(1,176,680)	(11,496)	(2,142,808)	(5,243,120)
Long-term share ownership plans[2]	1,694,347	449,598	2,787,243	3,845,693
Dividend reinvestment plan and others	35,812	55,656	77,920	106,604
Outstanding, end of period[3]	955,865,196	957,482,297	955,865,196	957,482,297

1.	Net of 37,538,531 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2018 (December 31, 2017 – 30,569,215).

2.	Includes management share option plan and restricted stock plan.

3.	Net of 38,928,757 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2019 (June 30, 2018 – 34,000,896).
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Net income attributable to shareholders	$399	$680	$1,014	$1,537
Preferred share dividends	(38)	(38)	(75)	(76)
Dilutive effect of conversion of subsidiary preferred shares	(5)	(34)	(18)	(67)
Net income available to shareholders	$356	$608	$921	$1,394

Weighted average – common shares	955.5	957.1	955.4	957.6
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	22.8	18.1	21.2	18.6
Common shares and common share equivalents	978.3	975.2	976.6	976.2

Share-Based Compensation
The company and its consolidated subsidiaries account for stock options using the fair value method. Under the fair value method, compensation expense for stock options that are direct awards of stock is measured at fair value at the grant date using an option pricing model and recognized over the vesting period. Options issued under the company’s Management Share Option Plan (“MSOP”) vest proportionately over five years and expire 10 years after the grant date. The exercise price is equal to the market price at the close of business on the day prior to the grant date, or under certain conditions, the volume-weighted average price for the five business days prior to the grant date. During the three months ended June 30, 2019, the company did not grant any stock options. During the six months ended June 30, 2019, the company granted 4.6 million stock options at a weighted average exercise price of $44.22. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 16.9% volatility, a weighted average expected dividend yield of 2.0% annually, a risk-free rate of 2.6% and a liquidity discount of 25%.
The company previously established an Escrowed Stock Plan whereby a private company is capitalized with preferred shares issued to Brookfield for cash proceeds and common shares (the “escrowed shares”) that are granted to executives. The proceeds are used to purchase Brookfield Class A shares and therefore the escrowed shares represent an interest in the underlying Brookfield Shares. The escrowed shares vest over one to five years and must be held until the fifth anniversary of the grant date. At a date at least five years from and no more than 10 years from the grant date, all escrowed shares held will be exchanged for a number of Class A shares issued from treasury of the company, based on the market value of Class A shares at the time of exchange. During the three months ended June 30, 2019, the company did not grant any escrowed shares. During the six months ended June 30, 2019, the company granted 4.0 million escrowed shares at a weighted average price of $44.22. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 16.9% volatility, a weighted average expected dividend yield of 2.0% annually, a risk-free rate of 2.6% and a liquidity discount of 25%.